PROFIT APPROPRIATION AND RESTRICTED NET ASSETS (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
PROFIT APPROPRIATION AND RESTRICTED NET ASSETS
Restricted net assets	¥ 938,000
Percentage of total restricted net assets to total consolidated net assets	8.10%
Appropriation to any reserve funds	¥ 0
Foreign invested enterprise | General reserve fund | CHINA
PROFIT APPROPRIATION AND RESTRICTED NET ASSETS
Appropriation of after tax profit to general reserve fund required percentage minimum	10.00%
Required general reserve registered capital ratio to deforce compulsory net profit allocation to general reserve	50.00%
Domestic enterprise | Statutory surplus reserve | CHINA
PROFIT APPROPRIATION AND RESTRICTED NET ASSETS
Appropriation of after tax profit to statutory surplus fund required percentage minimum	10.00%
Required statutory surplus registered capital ratio to deforce compulsory net profit allocation to statutory surplus	50.00%